UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-2003


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: 101141000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Computer Systems    COM              008190100     2245    41220 SH       Sole                    36030              5190
Alcoa Aluminum                 COM              138171012     2259    59450 SH       Sole                    50905              8545
American International Group I COM              026874107     3639    54909 SH       Sole                    49386              5523
Amgen                          COM              031162100     1147    18556 SH       Sole                    15726              2830
Apache Petroleum               COM              037411105      566     6985 SH       Sole                     5881              1104
Applied Materials              COM              382221059      678    30185 SH       Sole                    28685              1500
BEA Systems                    COM              733251029      488    39665 SH       Sole                    33200              6465
BP Amoco PLC ADR               COM              055622104     3050    61802 SH       Sole                    53097              8705
Bank of New York Co. Inc       COM              640571022     1907    57575 SH       Sole                    48880              8695
Bemis                          COM              081437105     2008    40155 SH       Sole                    34750              5405
Cardinal Health                COM              14149Y108     3144    51399 SH       Sole                    44054              7345
Cardiodynamics Intl CP         COM              141597104       65    10900 SH       Sole                    10900
Chevron Texaco Corp.           COM              166764100     1923    22263 SH       Sole                    19113              3150
Cinergy Corp.                  COM              172474108      771    19865 SH       Sole                    18095              1770
Cisco Systems Inc.             COM              17275R102     1870    76972 SH       Sole                    63749             13223
Colgate-Palmolive Co.          COM              194162103      940    18785 SH       Sole                    16025              2760
Computer Sciences Corp.        COM              205363104      708    16005 SH       Sole                    13340              2665
ConocoPhillips                 COM              20825C104      895    13655 SH       Sole                    11975              1680
Costco Whsl Group              COM              22160K105     1237    33270 SH       Sole                    29515              3755
Cox Communications Inc.        COM              224044107     1998    58010 SH       Sole                    49550              8460
DeVry, Inc.                    COM              251893103      437    17390 SH       Sole                    15110              2280
Electronic Arts, Inc.          COM              285512109      789    16510 SH       Sole                    14035              2475
Exelon  Corporation            COM              30161n101     1382    20820 SH       Sole                    18640              2180
Exxon Mobil                    COM              30231G102      445    10845 SH       Sole                    10845
Federal Agricultural Mortgage  COM              313148306      334    10440 SH       Sole                     8030              2410
Fifth Third Bancorp            COM              316773100     1038    17565 SH       Sole                    13875              3690
Fomento Economico Mexicano     COM              344419106      738    20020 SH       Sole                    17365              2655
General Electric               COM              369604103     2498    80641 SH       Sole                    70501             10140
GlaxoSmithKline plc            COM              37733W105      221     4750 SH       Sole                     4750
Goldman Sachs Group            COM              38141G104     1108    11220 SH       Sole                     9290              1930
Great Plains Energy            COM              391164100      709    22275 SH       Sole                    16635              5640
HomeDepot                      COM              437076102     2195    61860 SH       Sole                    53900              7960
IBM                            COM              459200101     1113    12010 SH       Sole                    10620              1390
Johnson & Johnson              COM              478160104     3344    64728 SH       Sole                    57663              7065
L-3 Communications             COM              502424104     1701    33120 SH       Sole                    29660              3460
Lowe's Companies Inc.          COM              548661107     2072    37415 SH       Sole                    31855              5560
MBNA Corp.                     COM              55262L100     3029   121895 SH       Sole                   106085             15810
McDonald's Corp.               COM              580135101      822    33085 SH       Sole                    28605              4480
Medtronic, Inc.                COM              585055106     2784    57271 SH       Sole                    48686              8585
Merck                          COM              589331107      729    15773 SH       Sole                    13333              2440
Merrill Lynch                  COM              590188108     4362    74370 SH       Sole                    62900             11470
Microsoft Corp.                COM              594918104     2663    96681 SH       Sole                    86221             10460
Nasdaq Biotech Index - iShares COM              464287556     1404    19520 SH       Sole                    16850              2670
Nucor Corporation              COM              670346105     1536    27425 SH       Sole                    23425              4000
Pepsico Inc.                   COM              713448108     3005    64465 SH       Sole                    55355              9110
Pfizer                         COM              717081103     4109   116314 SH       Sole                   102684             13630
Procter & Gamble               COM              742718109     1835    18377 SH       Sole                    15547              2830
Qualcomm                       COM              747525103     3106    57586 SH       Sole                    48891              8695
SEI Investments                COM              784117103      539    17695 SH       Sole                    15820              1875
Smithfield Foods               COM              832248108      956    46205 SH       Sole                    38305              7900
Sony Corp. ADR New             COM              835699307     1541    44440 SH       Sole                    36940              7500
Starbucks Inc.                 COM              855244109      451    13645 SH       Sole                    11910              1735
State Street Corp.             COM              857477103     2762    53040 SH       Sole                    45790              7250
SunGard Data Systems Inc       COM              867363103     1608    58015 SH       Sole                    49955              8060
Suntrust Banks Inc.            COM              867914103      515     7200 SH       Sole                     7200
Sysco Corporation              COM              871829107     1485    39900 SH       Sole                    33000              6900
TJX Co Inc.                    COM              872540109      880    39915 SH       Sole                    33680              6235
Texas Instruments              COM              882508104     1982    67452 SH       Sole                    56562             10890
Verizon Communications         COM              92343V104      383    10908 SH       Sole                     9998               910
WPP Group                      COM              929309300     2483    50525 SH       Sole                    42520              8005
Waters Corp                    COM              941848103      928    27985 SH       Sole                    23685              4300
Wyeth                          COM              983024100      289     6800 SH       Sole                     6800
Xilinx                         COM              983919101      802    20700 SH       Sole                    18090              2610
Zions Bancorporation           COM              989701107      462     7530 SH       Sole                     6340              1190
Equity Residential Properties  REL              29476l107     1102 37340.0000 SH     Sole               30650.0000         6690.0000
Public Storage                 REL              74460d109      928 21376.0000 SH     Sole               17916.0000         3460.0000